Supplement to the
Fidelity® Mid-Cap Stock Fund
Class K
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Nicola Stafford serves as co-manager of the fund.

The following information supplements similar information found in the "Management Contracts" section.

John Roth is the lead portfolio manager of Fidelity® Mid-Cap Stock Fund and receives compensation for his services. As of April 30, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Nicola Stafford is a research analyst and is co-manager of Fidelity® Mid-Cap Stock Fund. The portfolio manager receives compensation for her services as a research analyst and as a portfolio manager under a single compensation plan. As of July 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager’s bonus relates to her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Mid-Cap Stock Fund is based on the fund’s pre-tax investment performance measured against the S&P Midcap 400® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class) within the Morningstar® Mid-Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Stafford as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$9,787	$419	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,947	none	none

* Includes Fidelity® Mid-Cap Stock Fund ($7,947 (in millions) assets managed with performance-based advisory fees).

As of July 31, 2017, the dollar range of shares of Fidelity® Mid-Cap Stock Fund beneficially owned by Ms. Stafford was none.

MCS-KB-17-01 1.881217.104	September 15, 2017

Supplement to the
Fidelity® Large Cap Stock K6 Fund and Fidelity® Small Cap Stock K6 Fund
April 19, 2017
STATEMENT OF ADDITIONAL INFORMATION

Kip Johann-Berkel serves as co-manager of Fidelity® Small Cap Stock K6 Fund.

The following information supplements similar information for Fidelity® Small Cap Stock K6 Fund found in the "Management Contracts" section.

Matthew Fruhan is the portfolio manager of Fidelity® Large Cap Stock K6 Fund and receives compensation for his services. Lionel Harris is the lead portfolio manager of Fidelity® Small Cap Stock K6 Fund and receives compensation for his services. As of February 28, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Kip Johann-Berkel is a research analyst and is co-manager of Fidelity® Small Cap Stock K6 Fund. The portfolio manager receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of July 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager’s bonus relates to his performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of the portfolio manager’s bonus that is linked to the investment performance of Fidelity® Small Cap Stock K6 Fund is based on the fund’s pre-tax investment performance measured against the Russell 2000® Index, and the fund’s pre-tax investment performance within the Morningstar® Small Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Johann-Berkel as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$1,736	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,689	none	none

* Includes Fidelity® Small Cap Stock K6 Fund ($47 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Fidelity® Small Cap Stock K6 Fund beneficially owned by Mr. Johann-Berkel was none.

LCSK6-SLCXK6B-17-01 1.9885539.100	September 15, 2017

Supplement to the
Fidelity® Small Cap Stock Fund, Fidelity® Mid-Cap Stock Fund and Fidelity® Large Cap Stock Fund
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

John Roth serves as lead portfolio manager of Fidelity® Mid-Cap Stock Fund. Nicola Stafford serves as co-manager of Fidelity® Mid-Cap Stock Fund.

Lionel Harris serves as lead portfolio manager of Fidelity® Small Cap Stock Fund. Kip Johann-Berkel serves as co-manager of Fidelity® Small Cap Stock Fund.

The following information supplements information for Fidelity® Mid-Cap Stock Fund and Fidelity® Small Cap Stock Fund found in the "Management Contracts" section.

Nicola Stafford is a research analyst and is co-manager of Fidelity® Mid-Cap Stock Fund. Kip Johann-Berkel is a research analyst and is co-manager of Fidelity® Small Cap Stock Fund. The portfolio managers receive compensation for their services as research analysts and as portfolio managers under a single compensation plan. As of July 31, 2017, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined primarily by level of experience and skills, and performance as research analysts and fund managers at FMR or its affiliates. A portion of each portfolio manager’s bonus relates to his or her performance as a research analyst and is based on the Director of Research’s assessment of the research analyst’s performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst’s contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst’s recommendations measured against a benchmark index corresponding to the research analyst’s assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst’s designated team. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research’s assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager’s bonus that is linked to the investment performance of his or her fund is based on the fund’s pre-tax investment performance measured against the benchmark index identified below for the fund, and the fund’s pre-tax investment performance (based on the performance of the fund’s retail class for Fidelity® Mid-Cap Stock Fund) within the peer group identified below for the fund. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Fund / Benchmark Index / Peer Group

Fidelity® Mid-Cap Stock Fund / S&P Midcap 400® Index / Morningstar® Mid-Cap Blend Category

Fidelity® Small Cap Stock Fund / Russell 2000® Index / Morningstar® Small Blend Category

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Stafford as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$9,787	$419	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$7,947	none	none

* Includes Fidelity® Mid-Cap Stock Fund ($7,947 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Fidelity® Mid-Cap Stock Fund beneficially owned by Ms. Stafford was none.

The following table provides information relating to other accounts managed by Mr. Johann-Berkel as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$1,736	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,689	none	none

* Includes Fidelity® Small Cap Stock Fund ($1,689 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Fidelity® Small Cap Stock Fund beneficially owned by Mr. Johann-Berkel was none.

SMLB-17-01 1.712213.126	September 15, 2017